Basic and Diluted Income Per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Income Per Common Share
22. Basic and Diluted Income Per Common Share

Earnings per share ("EPS") is calculated using the two-class method, which allocates earnings among common stock and participating securities to calculate EPS when an entity's capital structure includes either two or more classes of common stock or common stock and participating securities. Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities. As such, shares of any unvested restricted stock of the Company are considered participating securities. The dilutive effect of options and their equivalents (including non-vested stock issued under stock-based compensation plans), is computed using the "treasury" method as this measurement was determined to be more dilutive between the two available methods in each period.

The Company had no dilutive common share equivalents during the year ended December 31, 2019, due to the results of operations being a loss from continuing operations, net of tax.

The following potential weighted common shares were excluded from diluted EPS for the year ended December 31, 2018 as the shares were antidilutive: 2,168,454 for outstanding warrants to purchase the Company's stock, 353,960 for unvested restricted stock awards, and 4,919,760 for convertible preferred stock.

The following table presents a reconciliation of net income (loss) used in basic and diluted EPS calculations (in millions, except per share amounts):

	Years Ended December 31,
	2019	2018
(Loss) income from continuing operations	$(16.8)	$194.4
(Loss) income attributable to noncontrolling interest and redeemable noncontrolling interest	2.4	(21.3)
(Loss) income from continuing operations attributable to the Company	(14.4)	173.1
Less: Preferred dividends, deemed dividends and repurchase gains	—	6.4
(Loss) income from continuing operations attributable to HC2 common stockholders	(14.4)	166.7
Loss from discontinued operations	(19.3)	(14.5)
Loss attributable to noncontrolling interest and redeemable noncontrolling interest	2.2	3.4
Loss from discontinued operations, net of tax and noncontrolling interest	$(17.1)	$(11.1)
Net (loss) income attributable to common stock and participating preferred stockholders	$(31.5)	$155.6

Earnings allocable to common shares:
Participating shares at end of period:
Weighted-average common stock outstanding	44.8	44.3
Unvested restricted stock	—	0.4
Preferred stock (as-converted basis)	—	4.9
Total	44.8	49.6

Percentage of loss allocated to:
Common stock	100.0%	89.3%
Unvested restricted stock	—%	0.8%
Preferred stock	—%	9.9%

Numerator for earnings per share, basic:
Net (loss) income from continuing operations attributable to common stock, basic	$(14.4)	$148.9
Net loss from discontinued operations attributable to common stock, basic	(17.1)	(9.9)
Net (loss) income attributable to common stock and participating preferred stockholders, basic	(31.5)	139.0

Earnings allocable to common shares, diluted:
Numerator for earnings per share, diluted
Effect of assumed shares under treasury stock method for stock options and restricted shares and if-converted method for convertible instruments	—	(3.3)

Net income (loss) from continuing operations attributable to common stock, diluted	$(14.4)	$145.6
Net loss from discontinued operations attributable to common stock, diluted	(17.1)	(9.9)
Net income (loss) attributable to common stock and participating preferred stockholders, diluted	(31.5)	135.7

Denominator for basic and dilutive earnings per share
Weighted average common shares outstanding - basic	44.8	44.3
Effect of assumed shares under treasury stock method for stock options and restricted shares and if-converted method for convertible instruments	—	2.5
Weighted average common shares outstanding - diluted	44.8	46.8

(Loss) income per share - continuing operations
Basic:	$(0.32)	$3.36
Diluted:	$(0.32)	$3.11

Loss per share - discontinued operations
Basic:	$(0.38)	$(0.22)
Diluted:	$(0.38)	$(0.21)

(Loss) income per share - Net (loss) income attributable to common stock and participating preferred stockholders
Basic:	$(0.70)	$3.14
Diluted:	$(0.70)	$2.90